Lease Liabilities - Individualization of Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 41,518	$ 26,982	[1]	$ 27,520	[1]
Non-current lease liabilities	368,679	268,670	[1]	278,097	[1]
Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	12,657	7,996		7,440
More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	28,861	18,986		20,080
One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	19,392	11,378		10,867
Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	17,904	11,511		10,999
Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	17,395	11,797		10,923
Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	13,579	12,205		11,420
More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 300,409	$ 221,779		$ 233,888
Huertos Carmen Sociedad Agrcola Limitada
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate				3.56%
Current lease liabilities				$ 34
Huertos Carmen Sociedad Agrcola Limitada | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				$ 34
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.06%	2.06%		2.06%
Current lease liabilities	$ 34	$ 24		$ 25
Non-current lease liabilities	282	265		312
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11	7		4
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	23	17		21
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	31	27		29
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	32	28		29
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	33	28		30
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	33	29		31
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 153	$ 153		$ 193
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.09%	2.09%		2.09%
Current lease liabilities	$ 69	$ 50		$ 55
Non-current lease liabilities	472	592		618
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	25	12		15
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	44	38		40
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	59	51		54
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	60	52		55
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	62	53		57
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	63	54		58
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 228	$ 382		$ 394
Enel Generacin Chile S.A. [Member] | Rentaequipos Tramaca S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate				0.83%
Current lease liabilities				$ 165
Enel Generacin Chile S.A. [Member] | Rentaequipos Tramaca S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				$ 165
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.10%	0.10%		0.10%
Current lease liabilities	$ 13	$ 12		$ 12
Non-current lease liabilities		12		26
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6	6		6
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 7	6		6
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 12		13
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 13
Enel Generacin Chile S.A. [Member] | Inversiones San Isidro | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.86%	2.86%
Current lease liabilities	$ 14	$ 7
Non-current lease liabilities		1
Enel Generacin Chile S.A. [Member] | Inversiones San Isidro | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 14	2
Enel Generacin Chile S.A. [Member] | Inversiones San Isidro | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		5
Enel Generacin Chile S.A. [Member] | Inversiones San Isidro | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 1
Enel Generacin Chile S.A. [Member] | Consultoria y transpor | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.15%	4.15%
Current lease liabilities	$ 35	$ 29
Non-current lease liabilities	98	107
Enel Generacin Chile S.A. [Member] | Consultoria y transpor | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	10	7
Enel Generacin Chile S.A. [Member] | Consultoria y transpor | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	25	22
Enel Generacin Chile S.A. [Member] | Consultoria y transpor | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	35	30
Enel Generacin Chile S.A. [Member] | Consultoria y transpor | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	36	31
Enel Generacin Chile S.A. [Member] | Consultoria y transpor | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 27	32
Enel Generacin Chile S.A. [Member] | Consultoria y transpor | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 14
Enel Generacin Chile S.A. [Member] | Cuerpo de bomberos Quillota | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.86%	2.86%
Current lease liabilities	$ 7	$ 5
Non-current lease liabilities		1
Enel Generacin Chile S.A. [Member] | Cuerpo de bomberos Quillota | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 7	1
Enel Generacin Chile S.A. [Member] | Cuerpo de bomberos Quillota | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4
Enel Generacin Chile S.A. [Member] | Cuerpo de bomberos Quillota | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 1
Enel Generacin Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.92%
Current lease liabilities	$ 436
Non-current lease liabilities	1,239
Enel Generacin Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	88
Enel Generacin Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	348
Enel Generacin Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	481
Enel Generacin Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	500
Enel Generacin Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 258
Enel Generacin Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.92%			0.83%
Current lease liabilities	$ 395			$ 13
Non-current lease liabilities	1,175
Enel Generacin Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	50			$ 13
Enel Generacin Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	345
Enel Generacin Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	478
Enel Generacin Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	406
Enel Generacin Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 291
Enel Distribucion Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.16%	5.29%
Current lease liabilities	$ 248	$ 36
Non-current lease liabilities	633	34
Enel Distribucion Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	110	9
Enel Distribucion Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	138	27
Enel Distribucion Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	343	$ 34
Enel Distribucion Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	183
Enel Distribucion Chile S.A. [Member] | ALD Automovile Ltda. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 107
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.91%	1.91%		1.91%
Current lease liabilities	$ 79	$ 84		$ 89
Non-current lease liabilities	24	97		196
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	18	23		17
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	61	61		72
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 24	$ 97		98
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 98
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.91%	1.91%		1.91%
Current lease liabilities	$ 72	$ 74		$ 80
Non-current lease liabilities	27	86		153
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	22	19		21
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	50	55		59
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 27	$ 86		80
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 73
Enel Distribucion Chile S.A. [Member] | Bcycle Latam S.P.A | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate				6.24%
Current lease liabilities				$ 114
Non-current lease liabilities				21
Enel Distribucion Chile S.A. [Member] | Bcycle Latam S.P.A | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				114
Enel Distribucion Chile S.A. [Member] | Bcycle Latam S.P.A | Chile [Member] | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 21
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.99%	5.99%		5.99%
Current lease liabilities	$ 220	$ 264		$ 374
Non-current lease liabilities	1,130	942		1,272
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	220	264		374
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	106	104		94
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	112	105		99
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	119	112		105
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	126	118		112
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 667	$ 503		$ 862
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.40%	0.40%		0.40%
Current lease liabilities	$ 201	$ 58		$ 210
Non-current lease liabilities	800	19		105
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	64	58		22
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	137			188
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	229	$ 19		$ 105
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	241
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	254
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 76
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate				2.84%
Current lease liabilities				$ 64
Non-current lease liabilities				30
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				8
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				56
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 30
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		7.10%		3.78%
Current lease liabilities		$ 115		$ 13
Non-current lease liabilities		18		24
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		29		13
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		86
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 18		$ 24
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.36%	5.36%		5.36%
Current lease liabilities	$ 13	$ 45		$ 47
Non-current lease liabilities	2			60
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13	11		12
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 34		35
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2			48
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 12
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		0.79%
Current lease liabilities		$ 76
Non-current lease liabilities		12
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		19
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		57
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 12
Enel Distribucion Chile S.A. [Member] | Rentas Fonsaso | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.37%
Current lease liabilities	$ 378
Non-current lease liabilities	226
Enel Distribucion Chile S.A. [Member] | Rentas Fonsaso | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	96
Enel Distribucion Chile S.A. [Member] | Rentas Fonsaso | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	282
Enel Distribucion Chile S.A. [Member] | Rentas Fonsaso | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 226
Enel Distribucion Chile S.A. [Member] | Morillo Energy Rent SPA | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	6.10%
Current lease liabilities	$ 1,283
Non-current lease liabilities	433
Enel Distribucion Chile S.A. [Member] | Morillo Energy Rent SPA | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	640
Enel Distribucion Chile S.A. [Member] | Morillo Energy Rent SPA | Chile [Member] | Chilean Peso [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	643
Enel Distribucion Chile S.A. [Member] | Morillo Energy Rent SPA | Chile [Member] | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 433
Enel Distribucion Chile S.A. [Member] | Lureye Arriendos SPA | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	6.78%
Current lease liabilities	$ 2,740
Non-current lease liabilities	1,668
Enel Distribucion Chile S.A. [Member] | Lureye Arriendos SPA | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,639
Enel Distribucion Chile S.A. [Member] | Lureye Arriendos SPA | Chile [Member] | Chilean Peso [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,101
Enel Distribucion Chile S.A. [Member] | Lureye Arriendos SPA | Chile [Member] | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,668
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Fernandez | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		7.13%		7.13%
Current lease liabilities		$ 95		$ 106
Non-current lease liabilities		76		112
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Fernandez | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		26		27
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Fernandez | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		69		79
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Fernandez | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 76		$ 112
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.79%			0.79%
Current lease liabilities	$ 87			$ 88
Non-current lease liabilities				165
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	22			27
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 65			61
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				82
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 83
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.87%	1.87%		1.87%
Current lease liabilities	$ 101	$ 20		$ 278
Non-current lease liabilities	404	56		70
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	18	4		199
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	83	16		79
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	111	$ 56		$ 70
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	112
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	112
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 69
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall SA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.16%			1.41%
Current lease liabilities	$ 221			$ 15
Non-current lease liabilities	593
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall SA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	62			$ 15
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall SA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	159
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall SA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	222
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall SA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	234
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall SA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 137
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.29%
Current lease liabilities	$ 21,196
Non-current lease liabilities	235,277
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4,236
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	16,960
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,816
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,976
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	6,166
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	6,381
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 210,938
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.01%
Current lease liabilities	$ 873
Non-current lease liabilities	2,634
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	873
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	313
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	329
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	345
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	363
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,284
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate				3.03%
Current lease liabilities				$ 17,470
Non-current lease liabilities				216,356
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				3,251
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				14,219
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				3,818
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				4,618
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				4,532
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				4,686
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 198,702
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		5.01%
Current lease liabilities		$ 738
Non-current lease liabilities		2,528
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		738
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		263
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		276
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		290
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		304
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 1,395
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		3.13%
Current lease liabilities		$ 17,136
Non-current lease liabilities		203,536
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		3,724
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		13,412
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		4,510
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		4,655
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		5,103
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		5,250
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 184,018
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate				5.02%
Current lease liabilities				$ 753
Non-current lease liabilities				2,915
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				753
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				266
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				279
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				293
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				308
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 1,769
Enel Green Power Chile S.A. [Member] | Inversiones Interover Sur S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.83%	3.83%
Current lease liabilities	$ 216	$ 189
Non-current lease liabilities	1,584	1,444
Enel Green Power Chile S.A. [Member] | Inversiones Interover Sur S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	34	82
Enel Green Power Chile S.A. [Member] | Inversiones Interover Sur S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	182	107
Enel Green Power Chile S.A. [Member] | Inversiones Interover Sur S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	70	60
Enel Green Power Chile S.A. [Member] | Inversiones Interover Sur S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	73	62
Enel Green Power Chile S.A. [Member] | Inversiones Interover Sur S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	76	64
Enel Green Power Chile S.A. [Member] | Inversiones Interover Sur S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	78	66
Enel Green Power Chile S.A. [Member] | Inversiones Interover Sur S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,287	$ 1,192
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.54%	2.54%		2.54%
Current lease liabilities	$ 333	$ 286		$ 304
Non-current lease liabilities	1,688	1,569		1,975
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	333	286		304
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	121	104		110
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	124	106		113
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	127	109		115
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	131	112		118
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,185	$ 1,138		$ 1,519
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate				4.94%
Current lease liabilities				$ 67
Non-current lease liabilities				261
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				67
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				11
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				11
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				12
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				12
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 215
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate				4.94%
Current lease liabilities				$ 56
Non-current lease liabilities				322
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				56
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				14
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				15
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				16
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				16
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 261
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate				4.94%
Current lease liabilities				$ 136
Non-current lease liabilities				491
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				136
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				23
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				24
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				26
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				27
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 391
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.40%	4.40%
Current lease liabilities	$ 144	$ 130
Non-current lease liabilities	402	343
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	144	130
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	27	22
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	28	23
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	29	25
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	31	26
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 287	$ 247
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%	4.94%		4.94%
Current lease liabilities	$ 93	$ 81		$ 86
Non-current lease liabilities	434	399		494
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	93	81		86
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	27	22		23
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	28	23		24
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	29	25		25
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	31	26		27
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 319	$ 303		$ 395
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%	4.94%		4.94%
Current lease liabilities	$ 8	$ 17		$ 24
Non-current lease liabilities	201	200		248
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	8	17		24
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	13	11		11
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	13	11		12
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14	12		12
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	15	12		13
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 146	$ 154		$ 200
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%	4.94%		4.94%
Current lease liabilities	$ 22	$ 27		$ 285
Non-current lease liabilities	95	87		1,644
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	22	27		285
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4	4		70
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5	4		73
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5	4		77
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5	4		81
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 76	$ 71		$ 1,343
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate				6.39%
Current lease liabilities				$ 197
Non-current lease liabilities				1,671
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				30
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				167
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				63
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				65
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				67
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				70
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 1,406
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate				2.94%
Current lease liabilities				$ 95
Non-current lease liabilities				1,257
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				95
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				351
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 906
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate				2.42%
Current lease liabilities				$ 172
Non-current lease liabilities				2,510
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities				172
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				46
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				47
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				48
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				50
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities				$ 2,319
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.30%	5.30%		5.24%
Current lease liabilities	$ 1,049	$ 578		$ 117
Non-current lease liabilities	8,990	7,131		8,339
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		578
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,049			117
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	64	56		64
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	68	58		64
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	71	59		64
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	75	63		64
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 8,712	$ 6,895		$ 8,083
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.07%	3.61%
Current lease liabilities	$ 38	$ 27
Non-current lease liabilities	8,064	45
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		27
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	38
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	128	$ 45
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	262
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	262
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	262
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 7,150
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.70%	3.70%		3.70%
Current lease liabilities	$ 453	$ 9		$ 56
Non-current lease liabilities	308	294		168
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	453	9		56
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5	4		4
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5	4		4
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5	4		5
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5	4		5
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 288	$ 278		$ 150
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.70%	3.70%		3.70%
Current lease liabilities	$ 11	$ 28		$ 34
Non-current lease liabilities	849	694		762
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		28		34
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	17	14		15
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	17	15		15
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	18	15		16
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	19	16		17
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 778	$ 634		$ 699
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.70%	3.70%		3.70%
Current lease liabilities	$ 665	$ 88		$ 43
Non-current lease liabilities	1,451	1,014		1,113
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	665			43
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		88
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	131	21		22
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	134	21		22
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	138	22		23
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	141	23		24
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 907	$ 927		$ 1,022
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.72%	5.72%		5.71%
Current lease liabilities	$ 32	$ 198		$ 161
Non-current lease liabilities	2,946	3,211		3,452
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		198		161
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	32
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	51	43		44
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	54	45		46
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	58	48		49
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	61	51		52
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,722	$ 3,024		$ 3,261
Enel Green Power Chile S.A. [Member] | Pablo Rioseco y Otros | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%	4.94%
Current lease liabilities	$ 31	$ 32
Non-current lease liabilities	128	110
Enel Green Power Chile S.A. [Member] | Pablo Rioseco y Otros | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	31	32
Enel Green Power Chile S.A. [Member] | Pablo Rioseco y Otros | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	6	5
Enel Green Power Chile S.A. [Member] | Pablo Rioseco y Otros | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	6	5
Enel Green Power Chile S.A. [Member] | Pablo Rioseco y Otros | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7	6
Enel Green Power Chile S.A. [Member] | Pablo Rioseco y Otros | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7	6
Enel Green Power Chile S.A. [Member] | Pablo Rioseco y Otros | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 102	$ 88
Enel Green Power Chile S.A. [Member] | Pablo Rioseco y Otros | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%	4.94%
Current lease liabilities	$ 12	$ 10
Non-current lease liabilities	47	56
Enel Green Power Chile S.A. [Member] | Pablo Rioseco y Otros | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	12	10
Enel Green Power Chile S.A. [Member] | Pablo Rioseco y Otros | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3	3
Enel Green Power Chile S.A. [Member] | Pablo Rioseco y Otros | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3	3
Enel Green Power Chile S.A. [Member] | Pablo Rioseco y Otros | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3	3
Enel Green Power Chile S.A. [Member] | Pablo Rioseco y Otros | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4	3
Enel Green Power Chile S.A. [Member] | Pablo Rioseco y Otros | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 34	$ 44
Enel Green Power Chile S.A. [Member] | Juan Rioseco y Otra | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.91%	3.91%
Current lease liabilities	$ 49	$ 44
Non-current lease liabilities	224	201
Enel Green Power Chile S.A. [Member] | Juan Rioseco y Otra | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	49	44
Enel Green Power Chile S.A. [Member] | Juan Rioseco y Otra | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	13	11
Enel Green Power Chile S.A. [Member] | Juan Rioseco y Otra | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14	12
Enel Green Power Chile S.A. [Member] | Juan Rioseco y Otra | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	15	12
Enel Green Power Chile S.A. [Member] | Juan Rioseco y Otra | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	15	13
Enel Green Power Chile S.A. [Member] | Juan Rioseco y Otra | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 167	$ 153
Enel Green Power Chile S.A. [Member] | Macarena Rioseco | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.91%	3.91%
Current lease liabilities	$ 35	$ 32
Non-current lease liabilities	20	103
Enel Green Power Chile S.A. [Member] | Macarena Rioseco | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	35	32
Enel Green Power Chile S.A. [Member] | Macarena Rioseco | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	6	5
Enel Green Power Chile S.A. [Member] | Macarena Rioseco | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7	6
Enel Green Power Chile S.A. [Member] | Macarena Rioseco | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 7	6
Enel Green Power Chile S.A. [Member] | Macarena Rioseco | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		6
Enel Green Power Chile S.A. [Member] | Macarena Rioseco | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 80
Enel Green Power Chile S.A. [Member] | Multicenter SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.95%	5.95%
Current lease liabilities	$ 19	$ 553
Non-current lease liabilities	1,056	841
Enel Green Power Chile S.A. [Member] | Multicenter SpA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	19
Enel Green Power Chile S.A. [Member] | Multicenter SpA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		553
Enel Green Power Chile S.A. [Member] | Multicenter SpA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	110	211
Enel Green Power Chile S.A. [Member] | Multicenter SpA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	115	$ 630
Enel Green Power Chile S.A. [Member] | Multicenter SpA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	120
Enel Green Power Chile S.A. [Member] | Multicenter SpA | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	86
Enel Green Power Chile S.A. [Member] | Multicenter SpA | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 625
Enel Green Power Chile S.A. [Member] | Sociedad Agrcola La Cruz | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		4.29%
Current lease liabilities		$ 2
Enel Green Power Chile S.A. [Member] | Sociedad Agrcola La Cruz | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 2
Enel Green Power Chile S.A. [Member] | Forestal Danco | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.92%	5.92%
Current lease liabilities	$ 51	$ 59
Non-current lease liabilities	2,485	6,377
Enel Green Power Chile S.A. [Member] | Forestal Danco | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	51	59
Enel Green Power Chile S.A. [Member] | Forestal Danco | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	108	305
Enel Green Power Chile S.A. [Member] | Forestal Danco | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	115	95
Enel Green Power Chile S.A. [Member] | Forestal Danco | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	121	101
Enel Green Power Chile S.A. [Member] | Forestal Danco | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	129	107
Enel Green Power Chile S.A. [Member] | Forestal Danco | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,012	$ 5,769
Enel Green Power Chile S.A. [Member] | Paulina Camus Bories | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		3.35%
Current lease liabilities		$ 8
Non-current lease liabilities		460
Enel Green Power Chile S.A. [Member] | Paulina Camus Bories | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		8
Enel Green Power Chile S.A. [Member] | Paulina Camus Bories | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		54
Enel Green Power Chile S.A. [Member] | Paulina Camus Bories | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		56
Enel Green Power Chile S.A. [Member] | Paulina Camus Bories | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		59
Enel Green Power Chile S.A. [Member] | Paulina Camus Bories | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		63
Enel Green Power Chile S.A. [Member] | Paulina Camus Bories | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 228
Enel Green Power Chile S.A. [Member] | Crucero Este Uno SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.96%	2.96%
Current lease liabilities	$ 26	$ 28
Non-current lease liabilities	1,103	895
Enel Green Power Chile S.A. [Member] | Crucero Este Uno SpA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	26	28
Enel Green Power Chile S.A. [Member] | Crucero Este Uno SpA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	40	42
Enel Green Power Chile S.A. [Member] | Crucero Este Uno SpA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	41	42
Enel Green Power Chile S.A. [Member] | Crucero Este Uno SpA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	42	43
Enel Green Power Chile S.A. [Member] | Crucero Este Uno SpA | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	42	44
Enel Green Power Chile S.A. [Member] | Crucero Este Uno SpA | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 938	$ 724
Enel Green Power Chile S.A. [Member] | Soc. Aagricola Ancona Ltda. | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.07%	0.07%
Current lease liabilities	$ 142	$ 8
Non-current lease liabilities	21,103	8,176
Enel Green Power Chile S.A. [Member] | Soc. Aagricola Ancona Ltda. | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	142	8
Enel Green Power Chile S.A. [Member] | Soc. Aagricola Ancona Ltda. | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	335	128
Enel Green Power Chile S.A. [Member] | Soc. Aagricola Ancona Ltda. | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	685	128
Enel Green Power Chile S.A. [Member] | Soc. Aagricola Ancona Ltda. | Chile [Member] | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	686	261
Enel Green Power Chile S.A. [Member] | Soc. Aagricola Ancona Ltda. | Chile [Member] | U.S. Dollar [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	686	261
Enel Green Power Chile S.A. [Member] | Soc. Aagricola Ancona Ltda. | Chile [Member] | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 18,711	$ 7,398
Enel Green Power Chile S.A. [Member] | Huertos Carmen Soc. Agricola Lt. | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		0.07%
Current lease liabilities		$ 2
Non-current lease liabilities		46
Enel Green Power Chile S.A. [Member] | Huertos Carmen Soc. Agricola Lt. | Chile [Member] | U.S. Dollar [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2
Enel Green Power Chile S.A. [Member] | Huertos Carmen Soc. Agricola Lt. | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		29
Enel Green Power Chile S.A. [Member] | Huertos Carmen Soc. Agricola Lt. | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 17
Enel Green Power Chile S.A. [Member] | Rentas Coquimbo SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		7.74%
Current lease liabilities		$ 28
Enel Green Power Chile S.A. [Member] | Rentas Coquimbo SpA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 28
Enel Green Power Chile S.A. [Member] | Sucesion Aguilera Parada | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.47%	4.47%
Current lease liabilities	$ 278	$ 244
Non-current lease liabilities	1,447	1,246
Enel Green Power Chile S.A. [Member] | Sucesion Aguilera Parada | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	278	244
Enel Green Power Chile S.A. [Member] | Sucesion Aguilera Parada | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	76	64
Enel Green Power Chile S.A. [Member] | Sucesion Aguilera Parada | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	80	67
Enel Green Power Chile S.A. [Member] | Sucesion Aguilera Parada | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	84	70
Enel Green Power Chile S.A. [Member] | Sucesion Aguilera Parada | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	88	74
Enel Green Power Chile S.A. [Member] | Sucesion Aguilera Parada | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,119	$ 971
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.70%	5.70%		5.70%
Current lease liabilities	$ 37	$ 46		$ 26
Non-current lease liabilities	28	874		87
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	8	46		9
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	29			17
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 28	30		29
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		31		31
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		31		$ 27
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		32
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 750
Enel Green Power Chile S.A. [Member] | Alicia Veronica Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 56
Non-current lease liabilities	2,294
Enel Green Power Chile S.A. [Member] | Alicia Veronica Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	56
Enel Green Power Chile S.A. [Member] | Alicia Veronica Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	57
Enel Green Power Chile S.A. [Member] | Alicia Veronica Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	60
Enel Green Power Chile S.A. [Member] | Alicia Veronica Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	63
Enel Green Power Chile S.A. [Member] | Alicia Veronica Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	66
Enel Green Power Chile S.A. [Member] | Alicia Veronica Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,048
Enel Green Power Chile S.A. [Member] | Bosques Cautn S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.75%
Current lease liabilities	$ 145
Non-current lease liabilities	7,905
Enel Green Power Chile S.A. [Member] | Bosques Cautn S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	145
Enel Green Power Chile S.A. [Member] | Bosques Cautn S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	146
Enel Green Power Chile S.A. [Member] | Bosques Cautn S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	154
Enel Green Power Chile S.A. [Member] | Bosques Cautn S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	163
Enel Green Power Chile S.A. [Member] | Bosques Cautn S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	173
Enel Green Power Chile S.A. [Member] | Bosques Cautn S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 7,269
Enel Green Power Chile S.A. [Member] | Bosques Cautn S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.32%
Current lease liabilities	$ 173
Non-current lease liabilities	6,239
Enel Green Power Chile S.A. [Member] | Bosques Cautn S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	173
Enel Green Power Chile S.A. [Member] | Bosques Cautn S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	175
Enel Green Power Chile S.A. [Member] | Bosques Cautn S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	179
Enel Green Power Chile S.A. [Member] | Bosques Cautn S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	183
Enel Green Power Chile S.A. [Member] | Bosques Cautn S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	187
Enel Green Power Chile S.A. [Member] | Bosques Cautn S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 5,515
Enel Green Power Chile S.A. [Member] | Luis Fernando Topali Galvan | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.62%
Current lease liabilities	$ 152
Non-current lease liabilities	3,697
Enel Green Power Chile S.A. [Member] | Luis Fernando Topali Galvan | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	152
Enel Green Power Chile S.A. [Member] | Luis Fernando Topali Galvan | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	116
Enel Green Power Chile S.A. [Member] | Luis Fernando Topali Galvan | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	119
Enel Green Power Chile S.A. [Member] | Luis Fernando Topali Galvan | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	122
Enel Green Power Chile S.A. [Member] | Luis Fernando Topali Galvan | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	125
Enel Green Power Chile S.A. [Member] | Luis Fernando Topali Galvan | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 3,215
Enel Green Power Chile S.A. [Member] | Inversiones CBO y Compaa | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.71%
Current lease liabilities	$ 123
Non-current lease liabilities	1,944
Enel Green Power Chile S.A. [Member] | Inversiones CBO y Compaa | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	123
Enel Green Power Chile S.A. [Member] | Inversiones CBO y Compaa | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21
Enel Green Power Chile S.A. [Member] | Inversiones CBO y Compaa | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22
Enel Green Power Chile S.A. [Member] | Inversiones CBO y Compaa | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	24
Enel Green Power Chile S.A. [Member] | Inversiones CBO y Compaa | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	25
Enel Green Power Chile S.A. [Member] | Inversiones CBO y Compaa | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,852
Enel Green Power Chile S.A. [Member] | Maria Ines Beltran Navarro | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.62%
Current lease liabilities	$ 579
Non-current lease liabilities	1,407
Enel Green Power Chile S.A. [Member] | Maria Ines Beltran Navarro | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	579
Enel Green Power Chile S.A. [Member] | Maria Ines Beltran Navarro | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	32
Enel Green Power Chile S.A. [Member] | Maria Ines Beltran Navarro | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	33
Enel Green Power Chile S.A. [Member] | Maria Ines Beltran Navarro | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	34
Enel Green Power Chile S.A. [Member] | Maria Ines Beltran Navarro | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	35
Enel Green Power Chile S.A. [Member] | Maria Ines Beltran Navarro | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,273
Enel Green Power Chile S.A. [Member] | Juan Jose Gajardo Esparza | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.85%
Current lease liabilities	$ 164
Non-current lease liabilities	1,412
Enel Green Power Chile S.A. [Member] | Juan Jose Gajardo Esparza | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	164
Enel Green Power Chile S.A. [Member] | Juan Jose Gajardo Esparza | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	53
Enel Green Power Chile S.A. [Member] | Juan Jose Gajardo Esparza | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	54
Enel Green Power Chile S.A. [Member] | Juan Jose Gajardo Esparza | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	54
Enel Green Power Chile S.A. [Member] | Juan Jose Gajardo Esparza | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	56
Enel Green Power Chile S.A. [Member] | Juan Jose Gajardo Esparza | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,195
Enel Green Power Chile S.A. [Member] | Agricola La Campana Ltda. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.38%
Current lease liabilities	$ 49
Non-current lease liabilities	1,268
Enel Green Power Chile S.A. [Member] | Agricola La Campana Ltda. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	49
Enel Green Power Chile S.A. [Member] | Agricola La Campana Ltda. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	50
Enel Green Power Chile S.A. [Member] | Agricola La Campana Ltda. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	50
Enel Green Power Chile S.A. [Member] | Agricola La Campana Ltda. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	51
Enel Green Power Chile S.A. [Member] | Agricola La Campana Ltda. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	52
Enel Green Power Chile S.A. [Member] | Agricola La Campana Ltda. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,065
Enel Green Power Chile S.A. [Member] | Inmobiliaria Silfran Ltda. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.30%
Current lease liabilities	$ 48
Non-current lease liabilities	992
Enel Green Power Chile S.A. [Member] | Inmobiliaria Silfran Ltda. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	48
Enel Green Power Chile S.A. [Member] | Inmobiliaria Silfran Ltda. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	19
Enel Green Power Chile S.A. [Member] | Inmobiliaria Silfran Ltda. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20
Enel Green Power Chile S.A. [Member] | Inmobiliaria Silfran Ltda. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21
Enel Green Power Chile S.A. [Member] | Inmobiliaria Silfran Ltda. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21
Enel Green Power Chile S.A. [Member] | Inmobiliaria Silfran Ltda. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 911
Enel Green Power Chile S.A. [Member] | Audolia Alveal & Otros | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	6.38%
Current lease liabilities	$ 18
Non-current lease liabilities	239
Enel Green Power Chile S.A. [Member] | Audolia Alveal & Otros | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	18
Enel Green Power Chile S.A. [Member] | Audolia Alveal & Otros | Chile [Member] | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7
Enel Green Power Chile S.A. [Member] | Audolia Alveal & Otros | Chile [Member] | Chilean Peso [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7
Enel Green Power Chile S.A. [Member] | Audolia Alveal & Otros | Chile [Member] | Chilean Peso [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	8
Enel Green Power Chile S.A. [Member] | Audolia Alveal & Otros | Chile [Member] | Chilean Peso [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	8
Enel Green Power Chile S.A. [Member] | Audolia Alveal & Otros | Chile [Member] | Chilean Peso [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 209
Enel Green Power Chile S.A. [Member] | Carmen Pinochet (Inosca) | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	6.38%
Current lease liabilities	$ 6
Non-current lease liabilities	140
Enel Green Power Chile S.A. [Member] | Carmen Pinochet (Inosca) | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6
Enel Green Power Chile S.A. [Member] | Carmen Pinochet (Inosca) | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5
Enel Green Power Chile S.A. [Member] | Carmen Pinochet (Inosca) | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 135
Enel Green Power Chile S.A. [Member] | Javier Saavedra Duhart | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	6.38%
Current lease liabilities	$ 47
Non-current lease liabilities	142
Enel Green Power Chile S.A. [Member] | Javier Saavedra Duhart | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	47
Enel Green Power Chile S.A. [Member] | Javier Saavedra Duhart | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4
Enel Green Power Chile S.A. [Member] | Javier Saavedra Duhart | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4
Enel Green Power Chile S.A. [Member] | Javier Saavedra Duhart | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5
Enel Green Power Chile S.A. [Member] | Javier Saavedra Duhart | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5
Enel Green Power Chile S.A. [Member] | Javier Saavedra Duhart | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 124
Enel Green Power Chile S.A. [Member] | Eduardo Saavedra Duhart | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	6.38%
Current lease liabilities	$ 4
Non-current lease liabilities	142
Enel Green Power Chile S.A. [Member] | Eduardo Saavedra Duhart | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4
Enel Green Power Chile S.A. [Member] | Eduardo Saavedra Duhart | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4
Enel Green Power Chile S.A. [Member] | Eduardo Saavedra Duhart | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4
Enel Green Power Chile S.A. [Member] | Eduardo Saavedra Duhart | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5
Enel Green Power Chile S.A. [Member] | Eduardo Saavedra Duhart | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5
Enel Green Power Chile S.A. [Member] | Eduardo Saavedra Duhart | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 124
Enel Green Power Chile S.A. [Member] | Palpana Campos SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	6.38%
Current lease liabilities	$ 14
Non-current lease liabilities	186
Enel Green Power Chile S.A. [Member] | Palpana Campos SpA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	14
Enel Green Power Chile S.A. [Member] | Palpana Campos SpA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4
Enel Green Power Chile S.A. [Member] | Palpana Campos SpA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5
Enel Green Power Chile S.A. [Member] | Palpana Campos SpA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5
Enel Green Power Chile S.A. [Member] | Palpana Campos SpA | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5
Enel Green Power Chile S.A. [Member] | Palpana Campos SpA | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 167
Enel Green Power Chile S.A. [Member] | Nicols Snchez Lecares | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.43%
Current lease liabilities	$ 74
Non-current lease liabilities	1,675
Enel Green Power Chile S.A. [Member] | Nicols Snchez Lecares | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	74
Enel Green Power Chile S.A. [Member] | Nicols Snchez Lecares | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	65
Enel Green Power Chile S.A. [Member] | Nicols Snchez Lecares | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	66
Enel Green Power Chile S.A. [Member] | Nicols Snchez Lecares | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	67
Enel Green Power Chile S.A. [Member] | Nicols Snchez Lecares | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	68
Enel Green Power Chile S.A. [Member] | Nicols Snchez Lecares | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,409
Enel Green Power Chile S.A. [Member] | Alicia Veronica Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.80%
Current lease liabilities	$ 16
Non-current lease liabilities	414
Enel Green Power Chile S.A. [Member] | Alicia Veronica Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	16
Enel Green Power Chile S.A. [Member] | Alicia Veronica Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7
Enel Green Power Chile S.A. [Member] | Alicia Veronica Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	8
Enel Green Power Chile S.A. [Member] | Alicia Veronica Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	8
Enel Green Power Chile S.A. [Member] | Alicia Veronica Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9
Enel Green Power Chile S.A. [Member] | Alicia Veronica Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 382
Enel Green Power Chile S.A. [Member] | Monica de la Cruz Fuster Lopez | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.54%
Current lease liabilities	$ 32
Non-current lease liabilities	475
Enel Green Power Chile S.A. [Member] | Monica de la Cruz Fuster Lopez | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	32
Enel Green Power Chile S.A. [Member] | Monica de la Cruz Fuster Lopez | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20
Enel Green Power Chile S.A. [Member] | Monica de la Cruz Fuster Lopez | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20
Enel Green Power Chile S.A. [Member] | Monica de la Cruz Fuster Lopez | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20
Enel Green Power Chile S.A. [Member] | Monica de la Cruz Fuster Lopez | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20
Enel Green Power Chile S.A. [Member] | Monica de la Cruz Fuster Lopez | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 395
Enel Green Power Chile S.A. [Member] | Maria Edifilia Mondaca Galaz | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.54%
Current lease liabilities	$ 28
Non-current lease liabilities	677
Enel Green Power Chile S.A. [Member] | Maria Edifilia Mondaca Galaz | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	28
Enel Green Power Chile S.A. [Member] | Maria Edifilia Mondaca Galaz | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22
Enel Green Power Chile S.A. [Member] | Maria Edifilia Mondaca Galaz | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22
Enel Green Power Chile S.A. [Member] | Maria Edifilia Mondaca Galaz | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22
Enel Green Power Chile S.A. [Member] | Maria Edifilia Mondaca Galaz | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22
Enel Green Power Chile S.A. [Member] | Maria Edifilia Mondaca Galaz | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 589
Enel Green Power Chile S.A. [Member] | Agricola y Ganadera San Raimundo | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.50%
Current lease liabilities	$ 298
Non-current lease liabilities	10,139
Enel Green Power Chile S.A. [Member] | Agricola y Ganadera San Raimundo | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	298
Enel Green Power Chile S.A. [Member] | Agricola y Ganadera San Raimundo | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	280
Enel Green Power Chile S.A. [Member] | Agricola y Ganadera San Raimundo | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	287
Enel Green Power Chile S.A. [Member] | Agricola y Ganadera San Raimundo | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	294
Enel Green Power Chile S.A. [Member] | Agricola y Ganadera San Raimundo | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	302
Enel Green Power Chile S.A. [Member] | Agricola y Ganadera San Raimundo | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 8,976
Enel Green Power Chile S.A. [Member] | ALD Automotive Ltda | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.16%
Current lease liabilities	$ 549
Non-current lease liabilities	970
Enel Green Power Chile S.A. [Member] | ALD Automotive Ltda | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	103
Enel Green Power Chile S.A. [Member] | ALD Automotive Ltda | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	446
Enel Green Power Chile S.A. [Member] | ALD Automotive Ltda | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	433
Enel Green Power Chile S.A. [Member] | ALD Automotive Ltda | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	456
Enel Green Power Chile S.A. [Member] | ALD Automotive Ltda | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 81
Enel Green Power Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.16%
Current lease liabilities	$ 179
Non-current lease liabilities	398
Enel Green Power Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	48
Enel Green Power Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	131
Enel Green Power Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	183
Enel Green Power Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	187
Enel Green Power Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 28
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.61%
Current lease liabilities	$ 1,239
Non-current lease liabilities	4,876
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | U.S. Dollar [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,239
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	503
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	526
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	550
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | U.S. Dollar [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	576
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,721
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		4.61%		4.61%
Current lease liabilities		$ 991		$ 993
Non-current lease liabilities		3,515		3,391
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		991		993
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		311		316
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		325		330
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		340		346
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		356		361
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 2,183		$ 2,038
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.17%	4.17%		4.17%
Current lease liabilities	$ 4,901	$ 4,267		$ 4,477
Non-current lease liabilities	19,267	20,940		27,320
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,166	1,115		1,183
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3,735	3,152		3,294
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,197	4,360		4,550
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,521	4,575		4,744
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,757	4,860		4,978
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,792	5,068		5,288
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 2,077		$ 7,760
Enel Chile SA [Member] | Inversiones San Jorge | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.34%	4.34%		4.34%
Current lease liabilities	$ 157	$ 102		$ 186
Non-current lease liabilities		17		157
Enel Chile SA [Member] | Inversiones San Jorge | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	135	58		44
Enel Chile SA [Member] | Inversiones San Jorge | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 22	44		142
Enel Chile SA [Member] | Inversiones San Jorge | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 17		$ 157
Enel Chile SA [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.92%
Current lease liabilities	$ 8
Non-current lease liabilities	11
Enel Chile SA [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3
Enel Chile SA [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5
Enel Chile SA [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7
Enel Chile SA [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2
Enel Chile SA [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2

[1]	See Note 3.